Capital - Additional Information (Detail) (USD $)	1 Months Ended				3 Months Ended			4 Months Ended	6 Months Ended	12 Months Ended																		6 Months Ended
	Jun. 29, 2012	Apr. 30, 2012	May 04, 2012	Mar. 12, 2012	Mar. 31, 2012	Jun. 30, 2011	Mar. 31, 2011	Apr. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	May 15, 2012	Jan. 31, 2012	Nov. 17, 2011	Oct. 31, 2011	Jan. 01, 2011	Aug. 06, 2010	Aug. 22, 2007	Dec. 31, 2011 Employment Agreements	Oct. 01, 2011 Employment Agreements	Dec. 31, 2010 Employment Agreements	Aug. 22, 2007 Preamendment	Mar. 19, 2012 Post Amendment	Aug. 06, 2010 Post Amendment	Apr. 30, 2012 Post Stock Split	Jan. 31, 2012 Post Stock Split	Dec. 31, 2011 Post Stock Split	Jun. 30, 2012 Black Scholes Stock Price Valuation Model
Class of Stock [Line Items]
Common stock, shares issued		15,800,000						15,800,000	34,502,121	16,502,121	13,930,289					792,752				1,553,776	0					29,000,000	29,000,000
Common stock, outstanding		15,800,000						15,800,000	34,502,121	16,502,121	13,930,289														15,000,000	29,000,000	29,000,000
Common stock, shares issued under employment agreement																			2,346,528
Common stock, par value									$ 0.001	$ 0.001	$ 0.001					$ 0.125	$ 0.006	$ 0.001	$ 0.125	$ 0.125		$ 0.001		$ 0.006
Common stock, shares issued in lieu of cash payments																			145,304
Common stock, shares issued to new investors																			80,000
Common stock, total shares issued																			2,571,833
Preferred stock, shares authorized									50,000,000	50,000,000	50,000,000												50,000,000
Preferred stock, par value									$ 0.001	$ 0.001	$ 0.001												$ 0.001
Preferred stock subscribed																							0
Preferred stock, shares issued									0	0	0												0
Common stock, shares authorized									600,000,000	600,000,000	600,000,000						600,000,000	100,000,000				100,000,000		600,000,000
Forward stock split per common stock											6
Number of shares surrendered for cancellation		14,000,000						14,000,000						1,000,000	30,000,000
Share subscription price per share										$ 0.50
Agreement investment amount in common equity									$ 100,000
Additional investment amount in common stock of company under financing agreement									1,900,000
Exercise price of shares issued	$ 0.75			$ 0.75	$ 0.75				$ 0.75
Investment warrants term of warrants	5 years			5 years	5 years				5 years
Number of shares of common stock issuable to investing company under financing agreement									2
Number of warrants to purchase common stock issuable to investing company under financing agreement									2
Number of shares issuable related to subscription	2,200,000			800,000	400,000					650,000
Number of warrants issuable related to subscription	2,200,000			800,000	400,000					650,000		1,550,000
Proceeds from subscriptions representing financial obligation					200,000					325,000		775,000	325,000
Cumulative shares issuable under various subscriptions		1,450,000			800,000			800,000		650,000
Proceeds related to the issued equity securities									$ 400,000																			$ 90,535
Number of warrants issued from proceeds of sale of equity securities									800,000
Common stock issued in lieu of cash payments						105,304	792,752
Exercice price per share of stock issued for cash						$ 0.125	$ 0.125
Common stock exchanged in connection with the termination of agreement						80,000
Common stock shares issued at close of merger date			16,502,121
Common stock shares issued in fulfillment of subscription									2,200,000